Share-Based Payments - Restricted Stock Unit Activity (Detail) (Restricted Stock Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	41,940
Granted, shares	13,232
Vested, shares	(15,464)
Reinvested dividend equivalents, shares	1,585
Forfeited, shares	(3,433)
Nonvested, end of period, shares	37,860
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 17.08
Granted, weighted-average grant date fair value per share	$ 21.05
Vested, weighted-average grant date fair value per share	$ 15.09
Reinvested dividend equivalents, weighted-average grant date fair value per share	$ 22.95
Forfeited, weighted-average grant date fair value per share	$ 19.17
Nonvested, end of period, weighted-average grant date fair value per share	$ 19.34